Land Use Rights, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
Land use rights	$ 40,199	$ 3,306
Amortization of land use right	516	72	30
Future amortization expense in 2014	829
Future amortization expense in 2015	829
Future amortization expense in 2016	829
Future amortization expense in 2017	829
Future amortization expense in 2018	829
Future amortization expense in each year after 2018	829
Wuxi, China
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
Land use rights			3,273
Wuxi, China | Land Use Rights
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
Land use rights remaining amortization period			45 years
Beijing, China
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
Land use rights	$ 35,641
Beijing, China | Land Use Rights
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
Land use rights remaining amortization period	48 years